Asset held for sale and discontinued operations (Details)	Nov. 24, 2025
Sapuchi Minera, S. de R.L. de C.V. | San Antonio Gold Project
Asset held for sale and discontinued operations
Percentage of interest in mineral concessions	100.00%
San Antonio Gold Project
Asset held for sale and discontinued operations
Percentage of interest sold	100.00%